Condensed Financial Information of the Parent Company (Unaudited) (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2021
Condensed Financial Information of the Parent Company (Unaudited) (Tables) [Line Items]
Schedule of parent company balance sheets
	December 31, 2021	December 31, 2020
ASSETS
CURRENT ASSETS:
Cash	$3,079,046	$16,876
Prepayments	4,701,968	303,102
Amount due from related parties	14,083,531	4,611,848
Total current assets	21,864,545	4,931,826

NON-CURRENT ASSET
Investment in subsidiaries and VIEs	25,804,389	16,342,464
Total assets	$47,668,934	$21,274,290

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

SHAREHOLDERS’ EQUITY
Ordinary shares: $0.001 par value, 50,000,000 shares authorized, 19,134,277 and 12,354,040 shares issued and outstanding as of December 31, 2021 and 2020, respectively*	19,134	12,354
Share subscription receivables	(847,086)	(847,086)
Additional paid-in capital	41,792,071	13,824,820
Statutory reserves	916,148	877,886
Retained earnings	5,929,043	6,905,718
Accumulated other comprehensive (loss) income	(140,376)	500,598
Total shareholders’ equity	47,668,934	21,274,290

Total liabilities and shareholders’ equity	$47,668,934	$21,274,290

Schedule of parent company statement of (loss) income and comprehensive (loss) income
	For the Year Ended December 31,
	2021	2020	2019
(LOSS) INCOME OF SUBSIDIARIES	$(490,484)	$950,045	$2,020,552

COSTS AND EXPENSES
General and Administrative expenses	447,929	167,749	377,758
Total costs and expenses	447,929	167,749	377,758

(LOSS) INCOME FROM OPERATION	(938,413)	782,296	1,642,794

(LOSS) INCOME BEFORE INCOME TAXES	(938,413)	782,296	1,642,794

PROVISION FOR INCOME TAXES	-	-	-

NET (LOSS) INCOME	(938,413)	782,296	1,642,794

OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(640,974)	752,828	(121,195)
COMPREHENSIVE (LOSS) INCOME	$(1,579,387)	$1,535,124	$1,521,599

Schedule of parent company statement of cash flows
	For the Year Ended December 31,
	2021	2020	2019
Cash flows from operating activities:
Net (loss) income	$(938,413)	$782,296	$1,642,794
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries	490,484	(950,045)	(2,020,552)
Prepayments	(4,400,661)	-	291,484
Net cash (used in) operating activities	(4,848,590)	(167,749)	(86,274)

Cash flows from financing activities:
Amounts advanced from related parties	(10,556,693)	166,872	(19,145)
Proceeds from private placement	18,465,009	-	-
Net cash provided by (used in) financing activities	7,908,316	166,872	(19,145)

Effect of exchange rate change on cash	2444	82	30

Net increase (decrease) in cash	3,062,170	(795)	(105,389)
Cash at beginning of the year	16,876	17,671	123,060
Cash at end of the year	$3,079,046	$16,876	$17,671